Subsequent Events - Additional Information (Detail) (USD $)	0 Months Ended				9 Months Ended		12 Months Ended		0 Months Ended			1 Months Ended
	Feb. 25, 2014	Feb. 10, 2014	Feb. 04, 2014	Jun. 28, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Feb. 13, 2014	Feb. 05, 2014	Mar. 21, 2014	Jul. 31, 2013	Jul. 22, 2013	Jul. 21, 2013	Dec. 31, 2011	Nov. 30, 2011	Apr. 30, 2014
Subsequent Event [Line Items]
Proceeds from issuance of notes payable								$ 5,960,000
Repayment of laboratory equipment dues to supplier					70,000		70,000
Issuance of notes, amount					2,600,000		2,600,000
Line of credit, oustanding balance repaid		2,346,000			2,346,000
Line of credit facility, accrued interest paid		27,043
Initial public offering, number of shares issued			1,900,000
Exercise price of warrants		$ 10.00
Increase in capital shares value		16,458,000
Purchase of common stock by underwriters to cover overallotments, number of shares					285,000
Series A Preferred Stock, shares converted to common stock			69,421,047		69,421,047
Common stock, shares issued upon conversion of Series A Preferred Stock			1,652,851		1,652,851
Common stock, shares authorized			40,000,000		40,000,000		53,000,000	14,600,000					14,600,000		14,600,000	44,260,000
Preferred stock, shares authorized			5,000,000										100,000,000	14,600,000
Debt, principal amount converted				20,231,000		20,231,000	20,231,000
Conversion price of notes					$ 10.00
Shares of common stock vested as settlement of certain restricted stock units		73,151
Lock-up period		180 days					180 days
Number of Shares, Granted					594,798		300,438	330
Alleged unpaid wages and penalties, accruals paid	25,000
Executive Officer [Member]
Subsequent Event [Line Items]
Payment of deferred salary obligations									1,009,552
Employee [Member]
Subsequent Event [Line Items]
Payment of deferred salary obligations									344,883
2013 Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Common stock, shares authorized							403,571
Increase in number of shares of common stock covered by plan		800,000
2013 Equity Incentive Plan [Member] | Non-Employee Directors [Member]
Subsequent Event [Line Items]
Number of Shares, Granted									238,500
2013 Equity Incentive Plan [Member] | Employee Directors [Member]
Subsequent Event [Line Items]
Number of Shares, Granted									54,298
Accrued interest [Member]
Subsequent Event [Line Items]
Accrued interest on convertible debt converted				2,581,000		2,581,000	2,581,000
Series A Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, shares authorized					5,000,000		100,000,000	36,460,000							36,460,000
Convertible promissory note converted into common stock				42,245,834		42,245,834	42,245,834
Common Stock [Member]
Subsequent Event [Line Items]
Exercise price of warrants																	$ 4.72
Issuance of warrants to purchase shares of common stock																	52,966
Aegis Capital Corp. [Member]
Subsequent Event [Line Items]
Exercise price of warrants					$ 12.50
Subsequent Event [Member]
Subsequent Event [Line Items]
Line of credit, oustanding balance repaid		2,346,000
Line of credit facility, accrued interest paid		27,043
Initial public offering, number of shares issued										1,900,000
Exercise price of warrants										$ 10.00
Increase in capital shares value		16,700,000
Common stock, shares authorized			40,000,000
Alleged unpaid wages and penalties, accruals paid	25,000
Subsequent Event [Member] | Executive Officer [Member]
Subsequent Event [Line Items]
Payment of deferred salary obligations									1,009,552
Subsequent Event [Member] | Employee [Member]
Subsequent Event [Line Items]
Payment of deferred salary obligations									172,089
Subsequent Event [Member] | 2013 Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Increase in number of shares of common stock covered by plan		800,000
Subsequent Event [Member] | 2013 Equity Incentive Plan [Member] | Non-Employee Directors [Member]
Subsequent Event [Line Items]
Number of Shares, Granted									238,500
Subsequent Event [Member] | 2013 Equity Incentive Plan [Member] | Employee Directors [Member]
Subsequent Event [Line Items]
Number of Shares, Granted									97,298
Subsequent Event [Member] | Restricted Stock
Subsequent Event [Line Items]
Shares of common stock vested as settlement of certain restricted stock units		73,151
Subsequent Event [Member] | Series A Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Series A Preferred Stock, shares converted to common stock			69,421,047
Preferred stock, shares authorized			5,000,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Common stock, shares issued upon conversion of Series A Preferred Stock			1,652,851
Subsequent Event [Member] | Over-Allotment Option
Subsequent Event [Line Items]
Purchase of common stock by underwriters to cover overallotments, number of shares											285,000
Option exercise price per share											$ 9.30
Subsequent Event [Member] | Aegis Capital Corp. [Member]
Subsequent Event [Line Items]
Exercise price of warrants											$ 12.50
Issuance of warrants to purchase shares of common stock											95,000
2013 Convertible Bridge Notes [Member]
Subsequent Event [Line Items]
Proceeds from issuance of notes payable							175,000
Exercise price of warrants		$ 10.00
Debt, principal amount converted		5,165,000			5,165,000
Conversion price of notes		$ 10.00			$ 10.00
Warrants reclassified to additional paid-in capital		258,249
2013 Convertible Bridge Notes [Member] | Accrued interest [Member]
Subsequent Event [Line Items]
Accrued interest on convertible debt converted		313,017			313,017
2013 Convertible Bridge Notes [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Convertible promissory note converted into common stock		547,794			547,794
2013 Convertible Bridge Notes [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Exercise price of warrants		$ 10.00
Debt, principal amount converted		5,165,000
Conversion price of notes		$ 10.00
Convertible promissory note converted into common stock		547,794
Warrants reclassified to additional paid-in capital		258,249
2013 Convertible Bridge Notes [Member] | Subsequent Event [Member] | Accrued interest [Member]
Subsequent Event [Line Items]
Accrued interest on convertible debt converted		313,017
2008 Convertible Note [Member]
Subsequent Event [Line Items]
Debt, principal amount converted		1,400,000			1,400,000							1,400,000
Conversion price of notes		$ 10.00
2008 Convertible Note [Member] | Accrued interest [Member]
Subsequent Event [Line Items]
Accrued interest on convertible debt converted		233,982			233,982
2008 Convertible Note [Member] | Series A Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Exercise price of warrants							$ 0.60
2008 Convertible Note [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Convertible promissory note converted into common stock		163,399			163,399
2008 Convertible Note [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt, principal amount converted		1,400,000
Conversion price of notes		$ 10.00
Convertible promissory note converted into common stock		163,399
2008 Convertible Note [Member] | Subsequent Event [Member] | Accrued interest [Member]
Subsequent Event [Line Items]
Accrued interest on convertible debt converted		233,982
Line of Credit [Member]
Subsequent Event [Line Items]
Exercise price of warrants		$ 10.00
Warrants reclassified to additional paid-in capital		128,903
Fair market value of the collateral posted for the line of credit		2,578,104
Line of Credit [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Exercise price of warrants		$ 10.00
Warrants reclassified to additional paid-in capital		128,903
Fair market value of the collateral posted for the line of credit		$ 2,578,104